Pay vs Performance Disclosure - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net income (loss)	$ 19,722	$ 19,142	$ 13,677